Segment Information - Summary of Contract Assets and Liabilities (Detail) - TWD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Disclosure of major customers [abstract]
Contract assets	$ 377,869	$ 299,835	$ 254,997
Contract liabilities (Advance payments)	$ 1,231	$ 1,432	$ 1,152